Average Annual Total Returns - FidelityEquity-IncomeK6Fund-PRO - FidelityEquity-IncomeK6Fund-PRO - Fidelity Equity-Income K6 Fund	Apr. 01, 2023
Fidelity Equity-Income K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(4.77%)
Since Inception	10.23%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Since Inception	8.04%	[1]

[1]	A From June 13, 2019